Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Marketable securities	$ 86,029
Fair Value
Financial Instruments
Cash and cash equivalents	271,809	$ 267,668
Amount invested	86,029
Book Value
Financial Instruments
Cash and cash equivalents	271,809	267,668
Amount invested	86,029
Secured long-term debt, including current portion | Fair Value
Financial Instruments
Long-term debt	147,750	175,250
Secured long-term debt, including current portion | Book Value
Financial Instruments
Long-term debt	147,750	175,250
Unsecured long-term debt | Fair Value
Financial Instruments
Long-term debt	241,969	255,868
Unsecured long-term debt | Book Value
Financial Instruments
Long-term debt	$ 262,766	$ 262,766